Other operating costs (Tables)	12 Months Ended
Dec. 31, 2022
Detailed Information About Other Operating Costs [Abstract]
Summary of Detailed Information About Other Operating Costs
The following table provides a breakdown for other operating costs:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Costs related to the Business Combination	—	(152,869)	—
Travel expenses	(14,247)	(7,919)	(5,886)
Bank fees	(10,979)	(8,939)	(6,665)
Indirect taxes	(4,694)	(3,327)	(3,541)
Gifts, associations and donations	(3,255)	(2,891)	(10,834)
Stationary and other materials	(2,093)	(1,766)	(1,904)
Gains/(Losses) on disposals of assets	1,124	(1,153)	(1,091)
Other operating costs	(6,998)	(1,972)	(478)
Total other operating costs	(41,142)	(180,836)	(30,399)